united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 12/31

Date of reporting period: 6/30/18

Item 1. Reports to Stockholders.

Power Dividend Index VIT Fund
Class 1 shares
Class 2 shares

Power Income VIT Fund
Class 1 shares
Class 2 shares

Power Momentum Index VIT Fund
Class 1 shares
Class 2 shares

Semi-Annual Report
June 30, 2018

1-877-7PWRINC
1-877-779-7462

Distributed by Northern Lights Distributors, LLC
Member FINRA

Power Dividend Index VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)
Power Dividend Index VIT Fund - Class 1	(5.93)%	1.76%	3.66%	5.34%	4.08%
S&P 500 Index (b)	1.67%	12.17%	11.10%	7.82%	5.56%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1 and Class 2 prospectus dated May 1, 2018 is 2.05% and 2.30% for Class 1, and Class 2 shares, respectively. the Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2019, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 1.25% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. As of December 31, 2017 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is May 1, 2007.

(b)	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2018

Holdings By Industry Group	% of Net Assets
Electric	11.2%
Pharmaceuticals	8.1%
Retail	8.1%
Telecommunications	6.3%
Agriculture	6.3%
Oil & Gas	6.2%
Pipelines	4.3%
Commercial Services	4.1%
Computers	4.1%
Chemicals	4.1%
Other Industries	37.1%
Other Assets in Excess of Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed analysis of the Fund’s holdings.

Power Income VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, compared to its benchmarks:

			Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)
Power Income VIT Fund - Class 1	(0.94)%	0.54%	2.66%	3.02%
Power Income VIT Fund - Class 2	(2.02)%	1.65%	0.72%	1.29%
Bloomberg Barclays Capital U.S. Aggregate Bond Index (b)	(1.62)%	(0.40)%	2.27%	1.88%
Merrill Lynch U.S. High Yield Master II Index (c)	0.09%	2.53%	5.51%	6.14%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account. The total operating expenses as stated in the fee table to the Fund’s prospectus dated May 1, 2018 are 2.98% and 3.48% for Class 1 and Class 2 respectively. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date for Class 1 and Class 2 shares is April 30, 2012.

(b)	The Bloomberg Barclays Capital U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

(c)	The Merrill Lynch U.S. High Yield Master II Index measures the performance of below investment grade, U.S. dollar denominated corporate bonds, publicly issued in the U.S. domestic market. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.

Portfolio Composition as of June 30, 2018

Holdings By Investment Type	% of Net Assets
Mutual Funds	50.4%
Exchange Traded Funds	16.9%
Short-Term Investments	32.8%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed analysis of the Fund’s holdings.

Power Momentum Index VIT Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2018

The Fund’s performance figures* for the periods ended June 30, 2018, compared to its benchmark:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Ten Year	Since Inception (a)
Power Momentum Index VIT Fund - Class 1	(1.66)%	9.65%	9.87%	8.65%	5.91%
S&P 500 Index (b)	1.67%	12.17%	11.10%	7.82%	5.56%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class 1, and Class 2 prospectus dated May 1, 2018 is 1.59% and 1.84% for Class 1 and Class 2 shares, respectively. the Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2019, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation, will not exceed 1.25% and 2.50% of the Fund’s average daily net assets for Class 1 and Class 2 shares, respectively. As of December 31, 2017 Class 2 shares have not commenced operations. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is May 1, 2007

(b)	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2018

Holdings By Industry Group/Investment Type	% of Net Assets
Exchange Traded Funds	39.0%
Electric	8.5%
Oil & Gas	7.9%
Software	6.1%
Retail	6.0%
Healthcare-Products	5.7%
Chemicals	4.0%
Commercial Services	3.9%
Building Materials	3.8%
Apparel	3.8%
Other Industries	11.4%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this report for a detailed analysis of the Fund’s holdings.

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value
	COMMON STOCK - 98.5%
	AGRICULTURE - 6.3%
9,972	Altria Group, Inc.	$566,310
12,835	Archer-Daniels-Midland Co.	588,228
7,245	Philip Morris International, Inc.	584,961
		1,739,499
	AUTO MANUFACTURERS - 1.9%
47,580	Ford Motor Co.	526,711

	BANKS - 2.1%
10,336	Wells Fargo & Co.	573,028

	BEVERAGES - 2.1%
13,097	Coca-Cola Co.	574,434

	BIOTECHNOLOGY - 2.1%
8,003	Gilead Sciences, Inc.	566,933

	CHEMICALS - 4.1%
13,336	CF Industries Holdings, Inc.	592,118
4,875	LyondellBasell Industries	535,519
		1,127,637
	COMMERCIAL SERVICES - 4.1%
18,426	Nielsen Holdings PLC	569,916
27,659	Western Union Co.	562,307
		1,132,223
	COMPUTERS - 4.1%
3,936	International Business Machines Corp.	549,859
10,284	Seagate Technology PLC	580,738
		1,130,597
	DIVERSIFIED FINANCIAL SERVICES - 2.0%
20,610	Invesco Ltd.	547,402

	ELECTRIC - 11.2%
45,076	AES Corp.	604,469
17,273	FirstEnergy Corp.	620,273
22,316	PPL Corp.	637,122
15,918	SCANA Corp.	613,161
13,297	Southern Co.	615,784
		3,090,809
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
7,870	Emerson Electric Co.	544,132

	FOOD - 2.2%
13,413	General Mills, Inc.	593,659

	FOREST PRODUCTS & PAPER - 1.8%
9,788	International Paper Co.	509,759

	INSURANCE - 3.9%
12,143	MetLife, Inc.	529,435
10,133	Principal Financial Group, Inc.	536,542
		1,065,977
	IRON/STEEL - 2.0%
8,612	Nucor Corp.	538,250

	MISCELLANEOUS MANUFACTURING - 4.0%
7,164	Eaton Corp. PLC	535,437
41,331	General Electric Co.	562,515
		1,097,952
	OFFICE/BUSINESS EQUIPMENT - 1.8%
20,624	Xerox Corp.	494,976

Power Dividend Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	COMMON STOCK - 98.5% (Continued)
	OIL & GAS - 6.2%
6,883	Exxon Mobil Corp.	$569,431
8,798	Helmerich & Payne Corp.	560,961
6,733	Occidental Petroleum Corp.	563,417
		1,693,809
	PACKING & CONTAINERS - 2.0%
9,443	WestRock Co.	538,440

	PHARMACEUTICALS - 8.1%
10,788	Cardinal Health, Inc.	526,778
6,686	Eli Lilly & Co.	570,516
9,198	Merck & Co., Inc.	558,319
15,698	Pfizer, Inc.	569,523
		2,225,136
	PIPELINES - 4.3%
8,408	ONEOK, Inc.	587,131
22,034	Williams Cos., Inc.	597,342
		1,184,473
	RETAIL - 8.1%
7,403	Kohl’s Corp.	539,679
15,560	L Brands, Inc.	573,853
14,435	Macy’s, Inc.	540,302
7,377	Target Corp.	561,537
		2,215,371
	SAVINGS & LOANS - 2.0%
29,999	People’s United Financial, Inc.	542,682

	SEMICONDUCTORS - 1.9%
9,553	QUALCOMM, Inc.	536,114

	TELECOMMUNICATIONS - 6.3%
17,015	AT&T, Inc.	546,352
32,603	CenturyLink, Inc.	607,720
11,701	Verizon Communications, Inc.	588,677
		1,742,749
	TRANSPORTATION - 1.9%
4,937	United Parcel Services, Inc.	524,458

	TOTAL COMMON STOCK (Cost - $27,371,676)	27,057,210

	SHORT-TERM INVESTMENTS - 1.4%
	MONEY MARKET FUNDS - 1.4%
384,210	Federated Institutional Prime Obligations Fund - Institutional Class, 2.07% *	384,287
	TOTAL SHORT-TERM INVESTMENTS (Cost - $384,287)

	TOTAL INVESTMENTS - 99.9% (Cost - $27,755,963)	$27,441,497
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	38,709
	NET ASSETS - 100.0%	$27,480,206

PLC - Public Limited Company

*	Money market fund; interest rate reflects effective yield on June 30, 2018.

Power Income VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value
	EXCHANGED TRADED FUND - 16.9%
	DEBT FUND - 16.9%
6,011	iShares iBoxx $ High Yield Corporate Bond ETF	$511,416
1,584	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	157,655
14,403	SPDR Bloomberg Barclays High Yield Bond ETF	511,018
5,778	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	157,682
	TOTAL EXCHANGE TRADED FUND (Cost - $1,353,548)	1,337,771

	MUTUAL FUNDS - 50.4%
	DEBT FUNDS - 50.4%
12,222	AB High Income Fund, Inc. - Advisor Class	102,302
92,935	BlackRock Funds II - Floating Rate Income Portfolio - Institutional Class	940,505
85,352	BlackRock High Yield Portfolio - Institutional Class	649,526
72,708	Columbia High Yield Bond Fund - Retail Class	206,491
17,800	DWS High Income Fund - Institutional Class	82,416
8,524	Hartford High Yield Fund - Institutional Class	62,058
20,301	Invesco High Yield Fund - Retail Class	82,625
31,531	JPMorgan High Yield Fund - Institutional Class	227,338
17,265	Lord Abbett High Yield Fund - Institutional Class	128,280
24,550	Neuberger Berman High Income Bond Fund - Institutional Class	207,447
71,894	PIMCO High Yield Fund - Institutional Class	621,887
64,142	Virtus Seix Floating Rate High Income Fund - Institutional Class	555,467
6,585	Virtus Seix High Income Fund - Institutional Class	41,944
10,148	Virtus Seix High Yield Fund - Institutional Class	83,217
	TOTAL MUTUAL FUNDS (Cost - $4,016,755)	3,991,503

	SHORT-TERM INVESTMENTS - 32.8%
	MONEY MARKET FUNDS - 32.8%
2,292	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.68% *	2,292
1,510	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.77% *	1,510
1,293,932	Goldman Sachs Financial Square Funds - Government Fund - FST Shares, 1.8135% *	1,293,932
1,296,161	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 1.50% *	1,296,161
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,593,895)	2,593,895

	TOTAL INVESTMENTS - 100.1% (Cost - $7,964,198)	$7,923,169
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(11,351)
	NET ASSETS - 100.0%	$7,911,818

*	Money market fund; interest rate reflects effective yield on June 30, 2018

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2018

Shares		Value
	COMMON STOCK - 59.9%
	APPAREL - 3.8%
11,301	Ralph Lauren Corp.	$1,420,762
66,602	Under Armour, Inc. *	1,497,213
		2,917,975
	BUILDING MATERIALS - 3.8%
6,587	Martin Marietta Materials, Inc.	1,471,075
11,654	Vulcan Materials Co.	1,504,065
		2,975,140
	CHEMICALS - 4.0%
17,407	FMC Corp.	1,552,878
9,628	Praxair, Inc.	1,522,668
		3,075,546
	COMMERCIAL SERVICES - 3.9%
10,523	Ecolab, Inc.	1,476,693
11,699	Gartner, Inc. *	1,554,797
		3,031,490
	ELECTRIC - 8.5%
125,502	AES Corp.	1,682,982
39,678	Exelon Corp.	1,690,283
10,152	NextEra Energy, Inc.	1,695,689
49,215	NRG Energy, Inc.	1,510,901
		6,579,855
	GAS - 2.3%
67,857	NiSource, Inc.	1,783,282

	HEALTHCARE - PRODUCTS - 5.7%
3,617	ABIOMED, Inc. *	1,479,534
4,339	Align Technology, Inc. *	1,484,545
44,871	Boston Scientific Corp. *	1,467,282
		4,431,361
	HEALTHCARE - SERVICES - 1.9%
12,157	Centene Corp. *	1,497,864

	INTERNET - 2.0%
9,004	F5 Networks, Inc. *	1,552,740

	OIL & GAS - 7.9%
11,085	Andeavor	1,454,130
77,942	Marathon Oil Corp.	1,625,870
13,794	Phillips 66	1,549,204
13,564	Valero Energy Corp.	1,503,298
		6,132,502
	PHARMACEUTICALS - 1.9%
16,995	Eli Lilly & Co.	1,450,183

	PIPELINES - 2.1%
23,346	ONEOK, Inc.	1,630,251

	RETAIL - 6.0%
3,524	Chipotle Mexican Grill, Inc. *	1,520,148
12,203	Tiffany & Co.	1,605,915
6,382	Ulta Beauty, Inc. *	1,489,942
		4,616,005
	SOFTWARE - 6.1%
6,356	Adobe Systems, Inc. *	1,549,656
14,767	Citrix Systems, Inc. *	1,548,172
7,751	Intuit, Inc.	1,583,568
		4,681,396

	TOTAL COMMON STOCK (Cost - $46,948,184)	46,355,590

	EXCHANGED TRADED FUNDS - 39.0%
	DEBT FUNDS - 39.0%
180,995	iShares 1-3 Year Treasury Bond ETF	15,089,553
251,850	Vanguard Short-Term Treasury ETF	15,090,852
	TOTAL EXCHANGE TRADED FUND (Cost - $30,215,554)	30,180,405

Power Momentum Index VIT Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2018

Shares		Value
	SHORT-TERM INVESTMENTS - 1.2%
	MONEY MARKET FUND - 1.2%
912,485	Federated Institutional Prime Obligations Fund - Institutional Class, 2.07% **	$912,667
	TOTAL SHORT-TERM INVESTMENTS (Cost - $912,667)

	TOTAL INVESTMENTS - 100.1% (Cost - $78,076,405)	$77,448,662
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(80,751)
	NET ASSETS - 100.0%	$77,367,911

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on June 30, 2018

Power VIT Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2018

	Power Dividend	Power Income	Power Momentum
	Index VIT Fund	VIT Fund	Index VIT Fund
ASSETS
Investment securities:
At cost	$27,755,963	$7,964,198	$78,076,405
At value	$27,441,497	$7,923,169	$77,448,662
Dividends and interest receivable	75,043	4,397	38,534
Receivable for Fund shares sold	—	—	259
Prepaid expenses and other assets	—	4,480	—
TOTAL ASSETS	27,516,540	7,932,046	77,487,455

LIABILITIES
Payable for Fund shares repurchased	12,015	1,063	—
Investment advisory fees payable	10,099	4,062	41,806
Payable to related parties	2,682	3,897	13,159
Distribution (12b-1) fees payable	5,611	3,269	16,079
Accrued expenses and other liabilities	5,927	7,937	48,500
TOTAL LIABILITIES	36,334	20,228	119,544
NET ASSETS	$27,480,206	$7,911,818	$77,367,911

COMPOSITION OF NET ASSETS:
Paid in capital	$29,068,308	$8,039,356	$60,672,982
Accumulated undistributed net investment income	291,269	266,125	479,086
Accumulated net realized gain (loss) from security transactions	(1,564,905)	(352,634)	16,843,586
Net unrealized depreciation of investments	(314,466)	(41,029)	(627,743)
NET ASSETS	$27,480,206	$7,911,818	$77,367,911

NET ASSET VALUE PER SHARE:
Class 1 Shares:
Net Assets	$27,480,206	$120	$77,367,911
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,709,167	11	2,326,204
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$16.08	$10.58 (a)	$33.26

Class 2 Shares:
Net Assets	$—	$7,911,698	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	814,518	—
Net asset value (Net Assets ÷ Shares Outstanding), offering and redemption price per share	$—	$9.71	$—

(a)	NAV does not recalculate due to rounding of net assets and shares.

See accompanying notes to financial statements.

Power VIT Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2018

	Power Dividend	Power Income	Power Momentum
	Index VIT Fund	VIT Fund	Index VIT Fund
INVESTMENT INCOME
Dividends	$465,174	$140,851	$698,043
Interest	6,445	18,860	7,145
TOTAL INVESTMENT INCOME	471,619	159,711	705,188

EXPENSES
Investment advisory fees	128,763	41,536	397,818
Distribution (12b-1) fees
Class 1	32,191	—	99,455
Class 2	—	20,768	—
Legal fees	17,301	12,397	12,397
Administration fees	15,356	6,634	44,686
Accounting services fees	12,548	12,496	15,235
Compliance officer fees	6,240	6,240	6,240
Trustees’ fees and expenses	5,951	5,951	5,951
Audit fees	4,744	2,047	16,268
Printing and postage expenses	3,720	3,720	6,199
Custodian fees	3,706	2,479	3,951
Transfer agent fees	3,489	1,978	4,674
Insurance expense	371	248	1,248
Other expenses	496	496	1,240
TOTAL EXPENSES	234,876	116,990	615,362
Less: Fees waived/reimbursed by the Advisor	(73,776)	(13,222)	(139,236)
NET EXPENSES	161,100	103,768	476,126

NET INVESTMENT INCOME	310,519	55,943	229,062

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from security transactions	(1,639,935)	(189,034)	1,181,253
Net change in unrealized depreciation on investments	(335,004)	(36,735)	(2,694,899)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,974,939)	(225,769)	(1,513,646)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,664,420)	$(169,826)	$(1,284,584)

See accompanying notes to financial statements.

Power Dividend Index VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
FROM OPERATIONS
Net investment income	$310,519	$379,794
Net realized gain (loss) from security transactions	(1,639,935)	1,513,359
Net change in unrealized appreciation (depreciation) on investments	(335,004)	1,531
Net increase (decrease) in net assets resulting from operations	(1,664,420)	1,894,684

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class 1	(300,709)	(245,257)
Net decrease in net assets resulting from distributions to shareholders	(300,709)	(245,257)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	7,942,870	9,321,963
Net asset value of shares issued in reinvestment of distributions
Class 1	300,709	245,257
Payments for shares redeemed
Class 1	(2,050,086)	(3,008,219)
Net increase in net assets resulting from shares of beneficial interest	6,193,493	6,559,001

TOTAL INCREASE IN NET ASSETS	4,228,364	8,208,428

NET ASSETS
Beginning of Period	23,251,842	15,043,414
End of Period *	$27,480,206	$23,251,842
* Includes accumulated undistributed net investment income of:	$291,269	$281,459

SHARE ACTIVITY
Class 1:
Shares Sold	468,225	562,721
Shares Reinvested	18,498	15,086
Shares Redeemed	(122,295)	(183,803)
Net increase in shares of beneficial interest outstanding	364,428	394,004

See accompanying notes to financial statements.

Power Income VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
FROM OPERATIONS
Net investment income	$55,943	$210,268
Net realized gain (loss) from security transactions	(189,034)	106,160
Net change in unrealized depreciation on investments	(36,735)	(110,210)
Net increase (decrease) in net assets resulting from operations	(169,826)	206,218

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class 1	—	(2)
Class 2	—	(79,393)
Net decrease in net assets from distributions to shareholders	—	(79,395)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class 2	361,891	1,629,356
Net asset value of shares issued in reinvestment of distributions:
Class 1	—	2
Class 2	—	79,393
Payments for shares redeemed:
Class 2	(1,211,368)	(3,293,839)
Net decrease in net assets from shares of beneficial interest	(849,477)	(1,585,088)

TOTAL DECREASE IN NET ASSETS	(1,019,303)	(1,458,265)

NET ASSETS
Beginning of Period	8,931,121	10,389,386
End of Period *	$7,911,818	$8,931,121
* Includes undistributed net investment income of:	$266,125	$210,182

SHARE ACTIVITY
Class 1:
Shares Reinvested	—	— (a)
Net increase in shares of beneficial interest outstanding	—	— (a)

Class 2:
Shares Sold	36,277	163,927
Shares Reinvested	—	8,028
Shares Redeemed	(122,646)	(331,865)
Net decrease in shares of beneficial interest outstanding	(86,369)	(159,910)

(a)	Less than 1 share.

See accompanying notes to financial statements.

Power Momentum Index VIT Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	June 30, 2018	Year Ended
	(Unaudited)	December 31, 2017
FROM OPERATIONS
Net investment income	$229,062	$250,110
Net realized gain from security transactions	1,181,253	16,349,455
Net change in unrealized depreciation on investments	(2,694,899)	(1,509,545)
Net increase (decrease) in net assets resulting from operations	(1,284,584)	15,090,020

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Class 1	—	(1,033,545)
From net realized gains
Class 1	—	(505,246)
Net decrease in net assets resulting from distributions to shareholders	—	(1,538,791)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class 1	506,590	956,752
Net asset value of shares issued in reinvestment of distributions
Class 1	—	1,538,791
Payments for shares redeemed
Class 1	(3,987,167)	(11,029,912)
Net decrease in net assets resulting from shares of beneficial interest	(3,480,577)	(8,534,369)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,765,161)	5,016,860

NET ASSETS
Beginning of Period	82,133,072	77,116,212
End of Period *	$77,367,911	$82,133,072
* Includes accumulated undistributed net investment income of:	$479,086	$250,024

SHARE ACTIVITY
Class 1:
Shares Sold	15,190	31,217
Shares Reinvested	—	46,588
Shares Redeemed	(117,360)	(354,256)
Net decrease in shares of beneficial interest outstanding	(102,170)	(276,451)

See accompanying notes to financial statements.

Power Dividend Index VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	For the
	Six Months Ended		For the		For the		For the		For the		For the
	June 30, 2018		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		December 31, 2017 *		December 31, 2016		December 31, 2015		December 31, 2014		December 31, 2013
Net asset value, beginning of period	$17.29		$15.82		$15.86		$20.52		$20.75		$17.46
Activity from investment operations:
Net investment income (1)	0.36		0.36		0.29		0.28		0.29		0.15
Net realized and unrealized gain (loss) on investments	(1.38)		1.35		(0.18)		(1.16)		1.14		3.30
Total from investment operations	(1.02)		1.71		0.11		(0.88)		1.43		3.45
Less distributions from:
Net investment income	(0.19)		(0.24)		(0.15)		(0.39)		(0.37)		(0.16)
Net realized gains	—		—		—		(3.39)		(1.29)		—
Total distributions	(0.19)		(0.24)		(0.15)		(3.78)		(1.66)		(0.16)
Net asset value, end of period	$16.08		$17.29		$15.82		$15.86		$20.52		$20.75
Total return (2)	(5.93)%		10.89%		0.67%		(3.94)%		6.94%		19.80%
Net assets, at end of period (000s)	$27,480	(3)	$23,252		$15,043		$17,072		$20,075		$20,444
Ratio of gross expenses to average net assets	1.82	% (4)	1.95	% (5)	1.41	% (5)	1.64	% (5)	1.33	% (5)	1.35%
Ratio of net expenses to average net assets	1.25	% (4)	1.25	% (5)	1.25	% (5)	1.25	% (5)	1.25	% (5)	1.25%
Ratio of net investment income to average net assets before waivers	1.84	% (4)	1.50	% (6)	1.71	% (6)	1.05	% (6)	1.26	% (6)	0.68%
Ratio of net investment income to average net assets after waivers	2.41	% (4)	2.20	% (6)	1.87	% (6)	1.44	% (6)	1.35	% (6)	0.78%
Portfolio Turnover Rate	208	% (3)	197%		166%		106%		186%		106%

*	See note 1 on change of investment strategy.

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Annualized.

(5)	Does not include the expenses of the investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period	$10.68		$10.41	$9.74	$10.10	$10.58	$10.31
Activity from investment operations:
Net investment income (1)	0.19		0.47	0.07	0.18	0.39	0.47
Net realized and unrealized gain (loss) on investments	(0.29)		(0.02)	0.60	(0.26)	(0.32)	0.11
Total from investment operations	(0.10)		0.45	0.67	(0.08)	0.07	0.58
Less distributions from:
Net investment income	—		(0.18)	—	(0.28)	(0.39)	(0.20)
Net realized gains	—		—	—	—	(0.16)	(0.11)
Total distributions	—		(0.18)	—	(0.28)	(0.55)	(0.31)
Net asset value, end of period	$10.58		$10.68	$10.41	$9.74	$10.10	$10.58
Total return (2)	(0.94	)% (3)	4.32%	6.88%	(0.83)%	0.63%	5.74%
Net assets, at end of period	$120		$122	$116	$109	$110	$109
Ratio of gross expenses to average net assets before waiver (4)	2.32	% (5)	2.39%	2.04%	1.76%	1.75%	1.52%
Ratio of net expenses to average net assets after waiver (4)	2.00	% (5)	2.00%	2.00%	1.76%	1.75%	1.52%
Ratio of net investment income to average net assets before waivers (4,6)	1.53%		2.31%	0.62%	0.24%	1.48%	3.30%
Ratio of net investment income to average net assets after waivers (4,6)	1.85%		2.70%	0.66%	0.24%	1.48%	3.30%
Portfolio Turnover Rate	148	% (3)	199%	365%	459%	314%	340%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume reinvestment of dividends and capital gain distributions.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Income VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 2
	For the
	Six Months Ended		For the	For the	For the	For the	For the
	June 30, 2018		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		December 31, 2017	December 31, 2016	December 31, 2015	December 31, 2014	December 31, 2013
Net asset value, beginning of period	$9.91		$9.79	$9.38	$9.86	$10.49	$10.27
Activity from investment operations:
Net investment income (loss) (1)	0.04		0.22	0.07	(0.03)	0.21	0.29
Net realized and unrealized gain (loss) on investments	(0.24)		(0.01)	0.34	(0.22)	(0.32)	0.17
Total from investment operations	(0.20)		0.21	0.41	(0.25)	(0.11)	0.46
Less distributions from:
Net investment income	—		(0.09)	—	(0.23)	(0.36)	(0.13)
Net realized gains	—		—	—	—	(0.16)	(0.11)
Total distributions	—		(0.09)	—	(0.23)	(0.52)	(0.24)
Net asset value, end of period	$9.71		$9.91	$9.79	$9.38	$9.86	$10.49
Total return (2)	(2.02	)% (3)	2.12%	4.37%	(2.51)%	(1.08)%	4.60%
Net assets, at end of period (000s)	$7,912		$8,931	$10,389	$13,734	$16,398	$20,859
Ratio of gross expenses to average net assets before waiver (4)	2.82	% (5)	2.89%	2.54%	2.26%	2.25%	2.02%
Ratio of net expenses to average net assets after waiver (4)	2.50	% (5)	2.50%	2.50%	2.26%	2.25%	2.02%
Ratio of net investment income (loss) to average net assets before waivers (4,6)	1.03	% (5)	1.81%	0.64%	(0.26)%	1.98%	2.80%
Ratio of net investment income (loss) to average net assets after waivers (4,6)	1.35	% (5)	2.20%	0.68%	(0.26)%	1.98%	2.80%
Portfolio Turnover Rate	148	% (3)	199%	365%	459%	314%	340%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume reinvestment of dividends and capital gain distributions.

(3)	Not annualized.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Momentum Index VIT Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class 1
	For the
	Six Months Ended		For the		For the		For the		For the		For the
	June 30, 2018		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	(Unaudited)		December 31, 2017 *		December 31, 2016		December 31, 2015		December 31, 2014		December 31, 2013
Net asset value, beginning of period	$33.82		$28.51		$27.13		$34.78		$32.32		$23.94
Activity from investment operations:
Net investment income (1)	0.10		0.10		0.36		0.08		0.19		0.12
Net realized and unrealized gain (loss) on investments	(0.66)		5.85		1.10		(0.89)		2.41		8.52
Total from investment operations	(0.56)		5.95		1.46		(0.81)		2.60		8.64
Less distributions from:
Net investment income	—		(0.43)		(0.08)		(0.22)		(0.14)		(0.26)
Net realized gains	—		(0.21)		—		(6.62)		—		—
Total distributions	—		(0.64)		(0.08)		(6.84)		(0.14)		(0.26)
Net asset value, end of period	$33.26		$33.82		$28.51		$27.13		$34.78		$32.32
Total return (2)	(1.66	)% (3)	20.93%		5.39%		(1.05)%		8.05%		36.18%
Net assets, at end of period (000s)	$77,368		$82,133		$77,116		$81,948		$96,129		$98,208
Ratio gross of expenses to average net assets	1.55	% (4,5)	1.49	% (4)	1.21	% (4)	1.24	% (4)	1.17	% (4)	1.17%
Ratio of net expenses to average net assets	1.20	% (4,5)	1.19	% (4)	1.21	% (4)	1.24	% (4)	1.17	% (4)	1.17%
Ratio of net investment income to average net assets before waivers	0.23	% (5,6)	0.01	% (6)	1.33	% (6)	0.24	% (6)	0.56	% (6)	0.42%
Ratio of net investment income to average net assets after waivers	0.58	% (5,6)	0.31	% (6)	1.33	% (6)	0.24	% (6)	0.56	% (6)	0.42%
Portfolio Turnover Rate	214	% (3)	506%		141%		107%		234%		125%

*	See note 1 on change of investment strategy.

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions. Had the Advisor not absorbed a portion of the expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Does not include the expenses of the investment companies in which the Fund invests.

(5)	Annualized.

(6)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
June 30, 2018

1.	ORGANIZATION

The Power Dividend Index VIT Fund (formerly known as the JNF SSgA Tactical Allocation Portfolio, which was formerly known as the JNF Balanced Portfolio), the Power Income VIT Fund and the Power Momentum Index VIT Fund (formerly known as the JNF SSgA Sector Rotation Portfolio, which was formerly known as the JNF Equity Portfolio) (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including Jefferson National Life Insurance Company. The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts. Jefferson National Life Insurance Company separate accounts owns approximately 85% of the shares offered by the Power Dividend Index VIT Fund and 100% of the shares offered by the Power Momentum Index VIT Fund.

Effective February 11, 2017, the JNF Tactical Allocation and JNF SSgA Sector Rotation Portfolios (i) revised their investment objective, (ii) changed names to the Power Dividend Index VIT Fund and Power Momentum Index VIT Fund, respectively, (iii) changed certain principal investment strategies, (iv) were subject to certain additional or different principal investment risks, (v) employed a new investment adviser and discontinued use of the sub-adviser, (vi) added a new share class (vii) implemented a new management fee, approved by shareholders on April 21, 2017, and (viii) adopted an 80% index-related investment policy.

The Funds currently offer two classes of shares: Class 1 shares and Class 2 shares. Class 1 and 2 shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders. The Funds, income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. As of June 30, 2018 Class 2 shares of the Power Dividend Index VIT Fund and Power Momentum Index VIT Fund have not commenced operations.

The investment objective of each Fund is as follows:

Fund	Objective
Power Dividend Index VIT Fund	The primary investment objective is total return from income and capital appreciation. Capital preservation as a secondary objective of the fund.

Power Income VIT Fund	The Fund’s primary investment objective is to seek total return from income and capital appreciation with capital preservation as a secondary objective.

Power Momentum Index VIT Fund	Capital growth and income.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

Securities Valuation – Securities and other assets held by the Funds listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). When the market for these securities is considered active, they will be classified within Level 1 of the fair value hierarchy. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

If market quotations are not readily available or are determined to be unreliable, securities will be valued using the “fair value” procedures approved by the Board. The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Fair Value Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their fair values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2018, for the Funds’ investments measured at fair value:

Power Dividend Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$27,057,210	$—	$—	$27,057,210
Money Market Fund	384,287	—	—	384,287
Total	$27,441,497	$—	$—	$27,441,497

Power Income VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,337,771	$—	$—	$1,337,771
Mutual Funds	3,991,503	—	—	$3,991,503
Money Market Fund	2,593,895	—	—	2,593,895
Total	$7,923,169	$—	$—	$7,923,169

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

Power Momentum Index VIT Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$46,355,590	$—	$—	$46,355,590
Exchange Traded Funds	30,180,405	—	—	$30,180,405
Money Market Fund	912,667	—	—	912,667
Total	$77,448,662	$—	$—	$77,448,662

The Funds did not hold any Level 2 or Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers between levels at the end of the reporting period.

*	Refer to the Portfolios of Investments for classification by asset class.

Security Transactions and Related Income – Security transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the term of the respective securities using the effective interest method. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – The following table summarizes each Fund’s investment income and capital gain declaration policy:

Fund	Income Dividends	Capital Gains
Power Dividend Index VIT Fund	Quarterly	Annually
Power Income VIT Fund	Annually	Annually
Power Momentum Index VIT Fund	Annually	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 - 2017, or expected to be taken in the Funds’ December 31, 2018 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and Nebraska. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended June 30, 2018, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
Power Dividend Index VIT Fund	$58,518,280	$52,378,398
Power Income VIT Fund	9,141,395	12,408,846
Power Momentum Index VIT Fund	169,459,790	172,702,627

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

W.E. Donoghue & Co., LLC. serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds (the “Advisory Agreement”), under the oversight of the Board, the Advisor supervises the performance of the daily operations of the Funds and the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Funds’ average daily net assets.

For the six months ended June 30, 2018, earned advisory fees for the Funds were as follows:

Fund	Advisory Fees
Power Dividend Index VIT Fund	$128,763
Power Income VIT Fund	$41,536
Power Momentum Index VIT Fund	$397,818

The Advisor has contractually agreed to reduce their investment advisory fee of the Power Dividend Index VIT Fund and Power Momentum Index VIT Fund to 0.65% at least until April 30, 2019. These waived fees are not subject to reimbursement by the Funds to the Advisor. For the six months ended June 30, 2018 the Advisor voluntarily waived fees as follows:

Fund	Voluntary Fee Waiver
Power Dividend Index VIT Fund	$45,067
Power Momentum Index VIT Fund	$139,236

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has contractually agreed, at least until April 30, 2019, to ensure that Total Annual Fund Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation)) Power Dividend Index VIT Fund and Power Momentum Index VIT Fund do not exceed 1.25% and 2.50%, of the Funds’ average daily net assets for Class 1 and Class 2 shares,

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

respectively. The adviser has contractually agreed to waive its management fees and to make payments to limit Fund expenses, until April 30, 2019 so that the total annual operating expenses exclusive of “any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser) of the Power Income VIT Fund do not exceed 2.00% and 2.50% for Class 1 and Class 2 Shares, respectively.

During the six months ended June 30, 2018, the Advisor waived fees/reimbursed expenses pursuant to the waiver agreement for the Funds as follows:

Fees Waived by
Fund	the Advisor
Power Dividend Index VIT Fund	$28,709
Power Income VIT Fund	$13,222
Power Momentum Index VIT Fund	$—

If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).

During the six months ended June 30, 2018, the Advisor waived fees/reimbursed expenses for the Funds that are subject to recapture as follows:

	Recapture through	Recapture through
Fund	December 31, 2019	December 31, 2020	Total
Power Dividend Index VIT Fund	$—	$63,509	$63,509
Power Income VIT Fund	$4,439	$37,536	$41,975
Power Momentum Index VIT Fund	$—	$—	$—

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans (the “Plans”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plans, the Power Dividend Index VIT Fund and the Power Momentum Index VIT Fund may pay 0.25% and 0.50% per year of the average daily net assets of Class 1 and Class 2 shares, respectively. Under the Plans, the Power Income VIT Fund may pay 0.50% per year of the average daily net assets of Class 2 Shares.

For the six months ended June 30, 2018, the Funds incurred distribution fees under the Plans as follows:

Fund	Class 1	Class 2
Power Dividend Index VIT Fund	$32,191	$—
Power Income VIT Fund	$—	$20,768
Power Momentum Index VIT Fund	$99,455	$—

As of June 30, 2018 Class 2 shares of each of the Power Dividend Index VIT Fund and Power Momentum Index VIT Fund have not commenced operations.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”),

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Power Dividend Index VIT Fund	$27,814,229	$384,190	$(756,922)	$(372,732)
Power Income VIT Fund	$7,986,351	$14,970	$(78,152)	$(63,182)
Power Momentum Index VIT Fund	$78,147,631	$702,490	$(1,401,459)	$(698,969)

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the fiscal year ended December 31, 2017 and December 31, 2016 was as follows:

	For the year ended December 31, 2017
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Dividend Index VIT Fund	$245,257	$—	$—	$245,257
Power Income VIT Fund	79,395	—	—	$79,395
Power Momentum Index VIT Fund	1,033,545	505,246	—	1,538,791

	For the year ended December 31, 2016
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Dividend Index VIT Fund	$145,333	$—	$—	$145,333
Power Momentum Index VIT Fund	215,565	—	—	215,565

There were no distributions for the year ended December 31, 2016 for the Power Income VIT Fund.

The difference between book basis and tax basis accumulated net realized gain, and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Power VIT Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
June 30, 2018

As of December 31, 2017, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized	Total
	Ordinary	Long-Term	Appreciation/	Accumulated
Fund	Income	Capital Gains	(Depreciation)	Earnings/(Deficits)
Power Dividend Index VIT Fund	$414,755	$—	$(37,728)	$377,027
Power Income VIT Fund	210,182	(141,447)	(26,447)	42,288
Power Momentum Index VIT Fund	15,063,796	919,787	1,995,930	17,979,513

The difference between book basis and tax basis accumulated net realized loss, and unrealized depreciation from investments of the Power Income VIT Fund is primarily attributable to the tax deferral of losses on wash sales.

At December 31, 2017, the Power Dividend Index VIT Fund had utilized capital loss carry forwards as follows:

Fund	Utilized
Power Dividend Index VIT Fund	$1,297,430

At December 31, 2017, the Power Income VIT Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carry forwards as follows:

Non-	Non-		Capital
Expiring	Expiring		Loss Carry
Short-	Long-		Forward
Term	Term	Total	Utilized
$141,447	$—	$141,447	$128,313

Permanent book and tax differences, primarily attributable to the adjustments for partnerships and C-Corporation return of capital distributions, resulted in reclassifications for the Power Dividend Index VIT Fund for the fiscal year ended December 31, 2017 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Long-Term
Fund	Capital	Income (Loss)	Gains (Loss)
Power Dividend Index VIT Fund	$—	$(3,966)	$3,966
Power Momentum Index VIT Fund	—	—	—

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2018, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Jefferson National Life Insurance Co.	Power Dividend Index VIT Fund	67.59%
Midland National Life Insurance Co.	Power Dividend Index VIT Fund	32.41%
Nationwide Life Insurance Co.	Power Income VIT Fund	64.17%
Jefferson National Life Insurance Co.	Power Momentum Index VIT Fund	100.00%

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Power VIT Funds
EXPENSE EXAMPLES (Unaudited)
June 30, 2018

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2018 through June 30, 2018.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Fund’s expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)

	Fund’s		Ending	Expenses	Ending	Expenses
	Annualized	Beginning	Account	Paid	Account	Paid
	Expense	Account	Value	During	Value	During
	Ratio	Value 1/1/18	6/30/18	Period*	6/30/18	Period
Power Dividend Index VIT Fund	1.25%	$1,000.00	$940.70	$ 6.01	$1,018.60	$ 6.26
Power Income VIT Fund Class 1	2.00%	$1,000.00	$990.60	$ 9.87	$1,014.88	$ 9.99
Power Income VIT Fund Class 2	2.50%	$1,000.00	$979.80	$ 12.27	$1,012.40	$ 12.47
Power Momentum Index VIT Fund	1.20%	$1,000.00	$983.40	$ 5.90	$1,018.84	$ 6.01

*	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Variable Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Variable Trust

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Variable Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-779-7462.

INVESTMENT ADVISOR
W.E. Donoghue & Co., LLC.
629 Washington Street
Norwood, MA 02062

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)	Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/6/18

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 9/6/18